Annual Total Returns[BarChart] - Diversified Real Asset Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.41%	7.23%	4.96%	2.14%	(12.66%)	5.40%	9.69%	(8.22%)	14.66%	3.53%